Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Canadian dollar
Foreign Currency Exchange Rate, Translation	0.86	0.94
Average Foreign Currency Exchange Rate Translation	0.91	0.97
Australian dollar
Foreign Currency Exchange Rate, Translation	0.82	0.89
Average Foreign Currency Exchange Rate Translation	0.90	0.97
Euro
Foreign Currency Exchange Rate, Translation	1.21	1.38
Average Foreign Currency Exchange Rate Translation	1.33	1.33
RMB
Foreign Currency Exchange Rate, Translation	0.16	0.17
Average Foreign Currency Exchange Rate Translation	0.16	0.16
Swedish Krona
Foreign Currency Exchange Rate, Translation	0.13	0.16
Average Foreign Currency Exchange Rate Translation	0.15	0.15